Change in working capital	12 Months Ended
Dec. 31, 2020
Change in working capital
Change in working capital

Note 32 - Change in working capital

DKK thousand	2020	2019	2018
(Increase)/decrease in receivables	(7,716)	(21,059)	(471)
(Increase)/decrease in Inventory	(14,404)	0	0
Increase/(decrease) in payables and other liabilities	119,938	17,061	13,256
Adjustment for non-cash investing activities	0	(7,932)	0
Cash outflow for investment in Beta Bionics	0	22,803	0
Change in working capital	97,818	10,873	12,785